Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [abstract]
Schedule of Related Party Transactions

	Years ended December 31,
	2019	2018
Personnel costs	$21	$118
General and administrative expenses	189	193
	$210	$311

Schedule of remuneration of key management personnel

	Years ended December 31,
	2019	2018
Salaries and benefits	$4,716	$4,471
Directors fees	702	709
Consulting fees	135	139
Share-based payments	5,449	3,545
	$11,002	$8,864